Quarterly Financial Data - Schedule of Quarterly Financial Information (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2011
Quarterly Financial Data [Line Items]
Income tax out of period adjustments	$ 0.4	$ 1.0	$ 0.8